Investments - Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized gains (losses) on securities	$ 365	$ 132	$ (105)
Net of tax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	305	112	(72)
Realized - impairments	(17)	(8)	(11)
Realized gains (losses) on securities	288	104	(83)
Change in Unrealized	346	641	(438)
Total pretax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	386	142	(91)
Realized - impairments	(21)	(10)	(14)
Realized gains (losses) on securities	365	132	(105)
Change in Unrealized	438	812	(555)
Fixed maturities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	461	19	5
Realized - impairments	(32)	(21)	(21)
Realized gains (losses) on securities	429	(2)	(16)
Change in Unrealized	798	1,647	(1,057)
Equity securities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(27)	122	(107)
Realized - impairments	0	0	0
Realized gains (losses) on securities	(27)	122	(107)
Change in Unrealized	0	0	0
Mortgage loans and other investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	3	2	0
Realized - impairments	0	0	0
Realized gains (losses) on securities	3	2	0
Change in Unrealized	0	0	0
Other, Including DPAC and reserves on annuity and long-term care
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(51)	(1)	11
Realized - impairments	11	11	7
Realized gains (losses) on securities	(40)	10	18
Change in Unrealized	(360)	(835)	502
Total tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(81)	(30)	19
Realized - impairments	4	2	3
Realized gains (losses) on securities	(77)	(28)	22
Change in Unrealized	$ (92)	$ (171)	$ 117